Organization and Summary of Significant Accounting Policies - Stock-Based Compensation (Details) - shares		9 Months Ended		12 Months Ended
	Mar. 08, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		0		5,000,000
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement number of options available to purchase (in shares)	58,631,907
Officer Options | 2021 Plan | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement number of options available to purchase (in shares)	5,000,000
Unvested restricted stock units | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement equity instruments other than granted during the period (in shares)		0		12,758,000
Chief Executive Officer | Non Qualified Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	25,000,000	25,000,000
Officer | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement number of options available to purchase (in shares)	58,631,907
Officer | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement equity instruments other than granted during the period (in shares)	12,500,000		12,500,000
Officer | Unvested restricted stock units | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement equity instruments other than granted during the period (in shares)	12,500,000